Subsidiaries	12 Months Ended
Jun. 30, 2026
Subsidiaries [Abstract]
Subsidiaries
26.	Subsidiaries

Subsidiaries are entities controlled by the Company. Control exists where the Company is exposed or has rights to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. The Company has power over the subsidiary when it has existing rights to direct the relevant activities of the subsidiary which are those which significantly affect the subsidiary’s returns. The financial statements of subsidiaries are included in the consolidated financial statements for the period they are controlled.

The subsidiaries of the Group at the reporting date are as follows:

			Ownership interest
Subsidiaries	Country of Incorporation	Principal activity	2026%	2025%	2024%
9474-9454 Québec Inc.	Canada	Exploration	100	100	100
Lasec Exploration Canada Inc.	Canada	Exploration	100	–	–
North American Lithium Inc. (1)	Canada	Lithium mining and processing	100	75	75
Piedmont Lithium Carolinas, Inc.	United States	Sales, marketing and distribution	100	–	–
Piedmont Lithium Cayman Inc.	United Kingdom	Holding company	100	–	–
Piedmont Lithium Finland Holdings, LLC	United States	Investment holding company	100	–	–
Piedmont Lithium Ghana Holdings, LLC	United States	Holding company	100	–	–
Piedmont Lithium Inc.	United States	Administrative, management and support services	100	–	–
Piedmont Lithium International Canada BC ULC	Canada	Administrative, management and support services	100	–	–
Piedmont Lithium International US, LLC	United States	Sales, marketing and distribution	100	–	–
Piedmont Lithium Newfoundland Holdings, LLC	United States	Holding company	100	–	–
Piedmont Lithium Québec Holdings Inc.	United States	Investment holding company	100	–	–
Piedmont Lithium Pty Ltd	Australia	Holding company	100	–	–
PLNC Holdings, LLC	United States	Administrative, management and support services	100	–	–
PLNC Land, LLC	United States	Investment holding company	100	–	–
PLTN Holdings, LLC	United States	Administrative, management and support services	100	–	–
PLTN Land, LLC	United States	Investment holding company	100	–	–
PLTN Real Estate, LLC	United States	Holding company	100	–	–
Sayona East Kimberley Pty Ltd	Australia	Exploration	100	100	100
Sayona Inc.	Canada	Administrative, management and support services	100	100	100
Sayona International Pty Ltd	Australia	Investment holding company	100	100	100
Sayona Lithium Pty Ltd	Australia	Exploration	100	100	100
Sayona North Inc.	Canada	Exploration	100	100	100
Sayona Québec Inc. (1)	Canada	Investment holding company	100	75	75
Shock MergeCo Inc. (2)	United States	Investment holding company	–	100	–

(1)	Non-controlling ownership interest of 25 per cent is held by Piedmont Lithium Québec Holdings Inc.
(2)
Shock MergeCo Inc. was incorporated on 14 November 2024. On merger completion, Piedmont Lithium Inc. merged with and into Shock MergeCo Inc., resulting in Shock MergeCo Inc. being replaced by Piedmont Lithium Inc.